Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Amortized cost	$ 131,312	$ 95,630
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	126,733	91,233
Non-investment grade	742	680
Impaired	149	150
Carrying amount of securities measured at FVOCI subject to impairment	127,624	92,063
Items not subject to impairment	842	828
Carrying amount of securities measured at FVOCI	128,466	92,891
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	89,947	76,035
Non-investment grade	1,189	1,114
Amount before allowance for credit losses	91,136	77,149
Allowance for credit losses	23	22
Amortized cost	91,113	77,127
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	126,732	91,177
Non-investment grade	742	680
Carrying amount of securities measured at FVOCI subject to impairment	127,474	91,857
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	89,947	76,035
Non-investment grade	990	898
Amount before allowance for credit losses	90,937	76,933
Allowance for credit losses	8	8
Amortized cost	90,929	76,925
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	1	56
Carrying amount of securities measured at FVOCI subject to impairment	1	56
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	199	216
Amount before allowance for credit losses	199	216
Allowance for credit losses	15	14
Amortized cost	184	202
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	149	150
Carrying amount of securities measured at FVOCI subject to impairment	$ 149	$ 150